ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses and other liabilities consists of the following:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Accounts payable	1,781	1,396	1,058
Payroll payable	600	507	384
Payable to other services	228	29	22
Deposits	-	6	5
Others	55	147	111
Total	2,664	2,085	1,580